Property and Equipment	9 Months Ended
Sep. 30, 2023
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 - PROPERTY AND EQUIPMENT

The Company’s property and equipment relating to continuing operations consisted of the following:

	Period Ended
	September 30,	December 31,
	2023	2022
Land & Building
Machinery and equipment	$283,608	$-
Furniture and Fittings	$136,507	$-
Computer and office equipment	$257,623	$98,592
Motor Vehicle	$184,916	$-
R & D Equipment’s	$39,998	$-
Website	$36,122	$36,122
Server & Networking	$22,194	$-
Leasehold improvements	$51,149
Property and equipment at cost	1,012,116	134,714
Less - accumulated depreciation	(350,534)	(123,315)
Property and equipment, net	$661,582	$11,399

Depreciation expenses for the nine months ended September 30, 2023, and 2022 amounted to $227,599 and $6,864 respectively.